Loss Before Income Tax (Tables)	9 Months Ended
Sep. 30, 2019
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Schedule of Other Gains and Losses
a.	Other gains and losses

	For the nine months ended September 30
	2018	2019
Net foreign exchange gains	$120,311	$128,820
Loss on disposal of property, plant and equipment	—	(75,296)
Loss on lease modification	—	(64,287)
Net loss on fair value changes of financial assets at fair value through profit or loss	—	(21,998)
Others	50,224	(5,529)

	$170,535	$(38,290)

Summary of Finance costs
b.	Finance costs

	For the nine months ended September 30
	2018	2019
Interest on government loans	$333,367	$327,223
Other interest expenses	—	256,905
Interest on lease liabilities	—	24,374

	$333,367	$608,502

Schedule of Depreciation and Amortization
c.	Depreciation and amortization

	For the nine months ended September 30
	2018	2019
Property, plant and equipment	$174,404	$155,663
Right-of-use assets	—	201,411
Computer software	4,726	3,369

	$179,130	$360,443

Schedule of Employee Benefits Expense
d.	Employee benefits expense

	For the nine months ended September 30
	2018	2019
Short-term benefits	$6,454,802	$3,389,244
Post-employment benefits	329,111	268,257
Share-based payments recognized (reversed) (Note 20)
Equity-settled	420,044	42,511
Cash-settled	1,386,000	(255,062)

Total employee benefits expense	$8,589,957	$3,444,950

Summary of employee benefits expense by function
General and administrative expenses	$5,280,821	$2,306,923
Research and development expenses	3,309,136	1,138,027

	$8,589,957	$3,444,950